Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 187.5	$ 105.3	$ 359.5	$ 187.3
Operating expenses	(127.8)	(229.0)	(253.9)	(323.3)
Net income / (loss)	0.8	(165.3)	(6.6)	(216.6)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	72.4	26.7	142.9	56.1
Operating expenses	(71.6)	(26.0)	(140.0)	(54.5)
Net income / (loss)	6.0	(2.7)	10.1	(1.4)
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	9.4	24.9	15.0	47.7
Operating expenses	(8.6)	(24.4)	(14.7)	(46.6)
Net income / (loss)	$ 1.6	$ 0.7	$ 2.2	$ 1.4